ABILITY TO CONTINUE AS A GOING CONCERN (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 218,463	$ 22,959	$ 219,343
Cash flows from operations	85,911	19,861	$ (125,128)
Accumulated deficit	23,692,529	$ 23,474,066
Funding requirements during the next twelve months	$ 115,000